Description of the Plan (Details) - EBP 006 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period	3 months
Automatic deferral rate	3.00%
Forfeited nonvested account	$ 1,664,724	$ 1,911,577
Forfeited nonvested account, decrease from employer contribution	$ 3,000,102	$ 2,217,469
Vesting percentage	100.00%
Vesting period	3 years
Minimum borrowing, amount	$ 500
Maximum borrowing, to total account, percentage	50.00%
Maximum borrowing, amount	$ 50,000
Basis spread on variable rate	1.00%
General loan, borrowing term, minimum	6 months
General loan, borrowing term, maximum	5 years
Terminated balance distribution period	10 years
Minimum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Vesting Period, One
EBP, Description of Plan [Line Items]
Vesting percentage	0.00%
Vesting Period, Two
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
Vesting Period, Three
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
Vesting Period, Four
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
Vesting Period, Five
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%